Sale of Subsidiary	9 Months Ended
Sep. 30, 2014
Sale of subsidiary [Abstract]
Sale of Subsidiary
21.      Sale of Subsidiary:

On February 25, 2013, the Company entered into an agreement with a third-party to sell its ownership interest (55.5%) in Aegean Oil Terminals (Panama). The remaining interest had been previously presented as a non-controlling interest on the consolidated financial statements. Under the terms of the agreement, an amount of $6,318 was paid to the Company. Also, an amount of $3,384 was distributed from Aegean Oil Terminals as dividends to Aegean and an amount of $2,713 to the non-controlling interest in accordance with the ownership interests. The Company's gain from the sale of its ownership interest in Aegean Oil Terminals is included in Gain on sale of subsidiary on the accompanying condensed consolidated statement of income. The net effect of the cash received from the sale and the transfer of cash balances to the owners is reflected in Proceeds from Sale of subsidiary, net of cash surrendered in the investing activities of the consolidated statement of cash flows.

Under a separate agreement with the purchaser, the Company simultaneously agreed to lease from the purchaser fuel storage facilities at the ports of Panama.